RECEIVABLES - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending balance, net	$ 17,584		$ 19,428
Retail
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	299	$ 326	326
Provision (benefit)	20	8	44
Charge-offs, net of recoveries	(20)	(11)	(51)
Foreign currency translation and other	(20)	(6)	(20)
Ending balance	314	317	299
Ending balance, net	8,453		9,218
Retail | Adoption of ASC 326, net of tax
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	35
Ending balance			35
Retail | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	334
Ending balance			334
Wholesale
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	159	164	164
Provision (benefit)	2	(3)	12
Charge-offs, net of recoveries	0	(2)	(18)
Foreign currency translation and other	(8)	(2)	1
Ending balance	144	$ 157	159
Ending balance, net	9,031		10,081
Wholesale | Adoption of ASC 326, net of tax
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	(9)
Ending balance			(9)
Wholesale | Adjusted Balance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Opening balance	$ 150
Ending balance			$ 150